GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Oct. 29, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS
Our goodwill balance and changes in the carrying amount of goodwill by operating segment are as follows (in thousands):

	Engineered Building Systems	Metal Components	Insulated Metal Panels	Metal Coil Coating	Total
Balance, November 1, 2015	$14,310	$7,110	125,199	$11,407	$158,026
Purchase accounting adjustments(1)	—	—	(3,755)	—	(3,755)
Balance, October 30, 2016	$14,310	$7,110	121,444	11,407	$154,271
Impairment	—	—	—	(6,000)	(6,000)
Other, net	—	—	20	—	20
Balance, October 29, 2017	$14,310	$7,110	$121,464	$5,407	$148,291

(1)
Includes immaterial error corrections related to the balance sheet and statement of operations as of and for the year ended November 1, 2015. These corrections related to the fair value of liabilities assumed in the acquisition of CENTRIA and resulted in a decrease in goodwill and current liabilities of $3.8 million and $3.0 million, respectively. The impact of these error corrections on net income for the fiscal year ended October 30, 2016 was a decrease of $0.5 million ($0.8 million, before tax). Management has assessed both quantitative and qualitative factors discussed in ASC Topic 250, Accounting Changes and Error Corrections, and Staff Accounting Bulletin 1.M, Materiality (SAB Topic 1.M) to determine that the correction of these misstatements qualifies as an immaterial error correction.

In accordance with ASC Topic 350, Intangibles — Goodwill and Other, goodwill is tested for impairment at least annually at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which financial information is available and is regularly reviewed by management. Management has determined that we have six reporting units for the purpose of allocating goodwill and the subsequent testing of goodwill for impairment. Our Engineered Building Systems segment has one reporting unit, our Metal Components segment has two reporting units, our Insulated Metal Panels segment has two reporting units and our Metal Coil Coating segment has one reporting unit with goodwill.
At the beginning of the fourth quarter of each fiscal year, we perform an annual impairment assessment of goodwill and indefinite-lived intangible assets. Additionally, we assess goodwill and indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the fair value may be below the carrying value. We completed our annual impairment assessment of goodwill and indefinite-lived intangible assets as of July 31, 2017 and we elected to apply the qualitative assessment for the goodwill in certain of our reporting units within the Metal Components segment and the Engineered Building Systems segment as of July 31, 2017. Under the qualitative assessment, various events and circumstances (or factors) that would affect the estimated fair value of a reporting unit are identified (similar to impairment indicators above). These factors are then classified by the type of impact they would have on the estimated fair value using positive, neutral, and negative categories based on current business conditions. Additionally, an assessment of the level of impact that a particular factor would have on the estimated fair value is determined using relative weightings. Additionally, the Company considers the results of the most recent quantitative impairment test completed for a reporting unit and compares the weighted average cost of capital (WACC), publicly traded company multiples and observable and recent transaction multiples between the current and prior years for a reporting unit. Based on our assessment of these tests, we do not believe it is more likely than not that the fair value of these reporting units or the indefinite-lived intangible assets are less than their respective carrying amounts.
We performed a quantitative test for two reporting units within the Insulated Metal Panels segment and one reporting unit within the Metal Coil Coating segment as of July 31, 2017. We estimated the fair value of each reporting unit using projected discounted cash flows and publicly traded company multiples. To develop the projected cash flows associated with the reporting unit, we considered key factors that include assumptions regarding sales volume and prices, operating margins, capital expenditures, working capital needs and discount rates. We discounted the projected cash flows using a long-term, risk-adjusted weighted average cost of capital, which was based on our estimate of the investment returns that market participants would require for the reporting unit. We considered publicly traded company multiples for companies with operations similar to the reporting unit. Based on our completion of this test, we determined that the fair value of two of the reporting units exceeded the carrying amount and goodwill was not considered to be impaired. The July 31, 2017 goodwill impairment test indicated impairment as the carrying value of CENTRIA’s coil coating operations, included in our Metal Coil Coating segment, exceeded its fair value. As a result we recorded a non-cash charge of $6.0 million in goodwill impairment on our consolidated statements of operations for the year ended October 29, 2017. The remaining balance of goodwill on the CENTRIA coil coating reporting unit of $5.4 million is supported by future cash flows and expected synergies with our NCI coil coating operations. Further declines in estimated volume and margins of CENTRIA’s coil coating operations could result in additional goodwill impairments in future periods. The fair value of the reporting unit is a “Level 3” measurement as defined in Note 14.
The following table represents all our intangible assets activity for the fiscal years ended October 29, 2017 and October 30, 2016 (in thousands):

	Range of Life (Years)			October 29, 2017	October 30, 2016
Amortized intangible assets:
Cost:
Trade names		15		$29,167	$29,167
Customer lists and relationships	12	–	20	136,210	136,210
Non-competition agreements	5	–	10	8,132	8,132
Supplier relationships		3		150	150
				$173,659	$173,659
Accumulated amortization:
Trade names				$(10,713)	$(8,768)
Customer lists and relationships				(30,971)	(23,295)
Non-competition agreements				(8,132)	(8,132)
Supplier relationships				(150)	(150)
				$(49,966)	$(40,345)

Net book value				$123,693	$133,314
Indefinite-lived intangible assets:
Trade names				13,455	13,455
Total intangible assets at net book value				$137,148	$146,769

The Star and Ceco trade name assets within the Engineered Building Systems segment have an indefinite life and are not amortized, but are reviewed annually and tested for impairment. These trade names were determined to have indefinite lives due to the length of time the trade names have been in place, with some having been in place for decades. Our intention is to maintain these trade names indefinitely. We performed a quantitative assessment for the Star and Ceco trade names as of July 31, 2017. We estimated the fair value of each trade name using the relief-from-royalty method, which applies a royalty rate to projected revenue streams attributable to the trade names. To develop the respective revenue projections we considered key factors that include assumptions regarding sales volume and prices. Based on our completion of this test, we determined that the fair value of the Star and Ceco trade names exceeded the carrying amount and the intangible assets were not considered to be impaired.
All other intangible assets are amortized on a straight-line basis or a basis consistent with the expected future cash flows over their expected useful lives. As of October 29, 2017 and October 30, 2016, the weighted average amortization period for all our intangible assets was 15.0 years. Amortization expense of intangibles was $9.6 million, $9.6 million and $16.9 million for 2017, 2016 and 2015, respectively. We expect to recognize amortization expense over the next five fiscal years as follows (in thousands):

2018	$9,620
2019	9,620
2020	9,327
2021	9,064
2022	8,721

In accordance with ASC Topic 350, Intangibles — Goodwill and Other, we evaluate the remaining useful life of intangible assets on an annual basis. We also review finite-lived intangible assets for impairment when events or changes in circumstances indicate the carrying values may not be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment.